Goldman Sachs Financial Square Government Fund Expense Example - Capital Shares [Member] - Goldman Sachs Financial Square Government Fund - Capital Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 418